CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Selling, general and administrative		$ 1,055	$ 5,460		$ 2,436		$ 9,841	$ 8,171	$ 13,675	$ 11,153
Research and development		1,573	6,383		7,477		19,803	25,225	34,754	25,728
Litigation settlement										28,966
Total operating costs and expenses		2,628	(57,872)		9,913		29,644	33,396	48,429	65,847
Loss from operations		(2,628)	57,872		(9,913)		(29,644)	(33,396)	(48,429)	(65,847)
Other (loss) income:
Change in fair value of convertible notes		2,582			(666)		(3,528)	15,261	(4,416)	795
Gain on cancellation of unwind fee										9,550
Other income (loss), net		5	186		141		114	142	289	(135)
Total other (loss) income, net		(2,372)	(13,997)		(525)		(8,373)	15,403	(4,127)	10,210
Loss before taxes		(5,000)	43,875		(10,438)		(38,017)	(17,993)	(52,556)	(55,637)
Income taxes	$ 0	0	0	$ 0	0	$ 0	0	0		0	$ 0
Loss and comprehensive loss		$ (5,000)	$ 43,875		$ (10,438)		$ (38,017)	$ (17,993)	$ (52,556)	$ (55,637)
Basic net loss per share		$ (0.04)	$ 1.19		$ (0.08)		$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
Diluted net loss per share		$ (0.04)	$ 1.19		$ (0.08)		$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
Weighted average shares of common stock outstanding used to compute basic net loss per share		138,848,177	37,159,600		138,848,177		138,848,177	138,848,177	138,825,356	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share		138,848,177	37,159,600		138,848,177		138,848,177	138,848,177	138,825,356	126,252,622